Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED CONDENSED STATEMENTS OF EARNINGS [Abstract]
Revenue	$ 1,430,789	$ 1,328,180	$ 1,201,412
Cost of products sold	981,137	919,821	832,382
Selling and administrative expenses	258,829	233,782	222,067
Operating Income	190,823	174,577	146,963
Interest expense	19,439	20,384	23,788
Earnings Before Income Taxes	171,384	154,193	123,175
Income taxes	50,900	47,049	36,614
Net Earnings	$ 120,484	$ 107,144	$ 86,561
Earnings per share:
Basic	$ 2.42	$ 2.18	$ 1.79
Diluted	$ 2.41	$ 2.17	$ 1.78
Average common shares outstanding:
Basic	49,746	49,138	48,379
Diluted	49,937	49,424	48,641